Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Costs Details 3
Salary	£ 299	£ 448	£ 347
Total pension and other post-employment benefit costs	10	28	24
Benefits in kind	1	1	6
Director's emoluments	£ 310	£ 477	£ 377